ANNUAL REPORT

 . PACIFIC SELECT EXEC SEPARATE ACCOUNT OF PACIFIC MUTUAL LIFE INSURANCE COMPANY


                                                  [LOGO of PACIFIC SELECT EXEC]

Dear Pacific Select Exec and Pacific Select Choice Policy Owners:

  We are pleased to share with you the 1996 Annual Report of the Pacific Select Exec Separate Account ("Separate Account") of Pacific Mutual Life Insurance Company ("Pacific Mutual").

  The Separate Account supports your Pacific Select Exec and/or Pacific Select Choice Flexible Premium Variable Universal Life Insurance Policy ("the Policy") from Pacific Mutual. The Separate Account is divided into subaccounts, called Variable Accounts. A fixed account option is also available.

  Attached are charts indicating the Accumulated Values and Cash Surrender Values as of December 31, 1996 of a hypothetical Pacific Select Exec and Pacific Select Choice policy, assuming 100% of the net premium payment was allocated to each Variable Account.

  If you have any questions, please contact your Registered Representative, or call Pacific Mutual's Marketing Department at our toll free number 1-800-800-7681.

Sincerely,


/s/ THOMAS C. SUTTON
-------------------------------------
Thomas C. Sutton
Chairman and Chief Executive Officer
Pacific Mutual Life Insurance Company

                              Pacific Select Exec

  The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1996, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1996, if later. Also assumed is that 100% of the net premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $560,323:



                  Money        High Yield      Managed     Government                  Aggressive     Growth        Equity
                  Market           Bond          Bond       Securities      Growth        Equity         LT          Income
                 Variable        Variable      Variable      Variable      Variable      Variable     Variable      Variable
                 Account        Account        Account       Account       Account      Account       Account       Account
                 11/22/88*       1/03/89*      2/01/89*      2/15/89*      2/01/89*      4/8/96*      1/04/94*      1/03/89*
               -----------    -----------    ----------    ----------   -----------    ---------    ----------   -----------
(1)  Policy Purchased On Date Variable Account Began Operations
AV** ........  $84,307.24     $108,672.99    $89,723.77    $86,458.44   $120,979.39    $9,178.42    $37,512.15   $115,932.12
CSV*** ......   82,760.72      106,985.88     87,966.37     84,701.04    119,221.98     4,960.64     33,294.37    114,245.01

(2)  Policy Purchased On 1/2/96
AV** ........    8,522.50        9,039.31      8,425.42      8,310.56     10,110.11       *           9,654.62      9,644.79
CSV*** ......    4,304.72        4,821.54      4,207.64      4,092.79      5,892.34       *           5,436.85      5,427.01


                Multi-         Equity         Inter-       Emerging
               Strategy        Index         National       Markets
               Variable       Variable       Variable      Variable     Variable      Variable      Variable      Variable
               Account        Account        Account       Account      Account I    Account II    Account III   Account IV
               1/03/89*       1/31/91*       1/19/89*       4/8/96*     10/11/96*     10/17/96*     10/11/96*     11/18/96*
              -----------    -----------    ----------    ----------   -----------    ---------    ----------   -----------
(1)  Policy Purchased On Date Variable Account Began Operations
AV** .......  $102,180.48    $ 83,633.66    $95,827.30    $ 8,258.68   $  9,063.72    $8,901.83    $ 9,092.72   $  8,744.77
CSV*** .....   100,493.37      80,259.44     94,140.19      4,040.91      4,845.94     4,684.05      4,874.94      4,527.00

(2)  Policy Purchased On 1/2/96
AV** .......     9,095.98       9,927.19      9,814.97        *             *            *             *             *
CSV*** .....     4,878.21       5,709.42      5,597.19        *             *            *             *             *

----------------
  *Date Variable Account began operations.

 **Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age, sex, smoking status, substandard rating, and face amount.

***Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1996. Surrender charges vary by policy.

                             Pacific Select Choice

  The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1996, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1996, if later. Also assumed is that 100% of the net premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $559,456:




                         Money         High Yield      Managed      Government                  Aggressive     Growth        Equity
                         Market           Bond           Bond       Securities      Growth        Equity         LT          Income
                        Variable        Variable       Variable      Variable      Variable      Variable     Variable      Variable
                         Account        Account        Account        Account       Account      Account       Account       Account
                        11/22/88*       1/03/89*       2/01/89*      2/15/89*      2/01/89*      4/8/96*      1/04/94*      1/03/89*
                       ----------     ----------     ----------    ----------   -----------    ---------    ----------   -----------
(1)  Policy Purchased On Date Variable Account Began Operations
AV** ..............    $75,884.64     $94,392.51     $78,315.19    $75,594.94   $104,684.02    $6,387.43    $27,092.77   $101,153.57

CSV*** ............     75,134.03      93,576.63      77,466.68     74,746.43    103,835.51     4,429.34     25,134.67    100,337.70


(2)  Policy Purchased On 1/2/96
AV** ..............      5,636.81       5,995.16       5,545.46      5,462.87      6,781.03       *           6,472.84      6,425.52

CSV*** ............      3,678.72       4,037.07       3,587.36      3,504.77      4,822.93       *           4,514.74      4,467.42


                         Multi-        Equity          Inter-       Emerging
                        Strategy        Index         National       Markets
                        Variable       Variable       Variable      Variable      Variable      Variable     Variable      Variable
                        Account        Account        Account        Account      Account I    Account II   Account III   Account IV
                        1/03/89*       1/31/91*       1/19/89*       4/8/96*     10/11/96*      10/17/96*    10/11/96*     11/18/96*
                       ----------     ----------     ----------    ----------   -----------    ---------    ----------   -----------
(1)  Policy Purchased On Date Variable Account Began Operations
AV** ..............    $89,332.86     $70,361.17     $85,426.48    $ 5,706.56   $  6,793.30    $6,673.76    $ 6,818.10   $  6,631.60

CSV*** ............     88,516.98      68,762.05      84,610.60      3,748.47      4,835.20     4,715.66      4,860.00      4,673.50


(2)  Policy Purchased On 1/2/96
AV** ..............      6,031.09       6,635.46       6,553.12        *             *            *             *             *
CSV*** ............      4,072.99       4,677.36       4,595.02        *             *            *             *             *

----------------
  * Date Variable Account began operations.

 ** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age, sex, smoking status, and substandard rating.

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1996. Surrender charges vary by policy.

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Mutual Life Insurance Company


We have audited the accompanying statement of assets and liabilities of the Pacific Select Exec Separate Account (comprised of the Money Market, High Yield Bond, Managed Bond, Government Securities, Growth, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Equity Index, International, Emerging Markets, Variable Account I, Variable Account II, Variable Account III, and Variable Account IV Variable Accounts) as of December 31, 1996 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting the Pacific Select Exec Separate Account as of December 31, 1996 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Costa Mesa, California
February 14, 1997

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS & LIABILITIES
December 31, 1996
(In thousands)

                                                                             High
                                                                  Money     Yield  Managed  Government          Aggressive  Growth
                                                                  Market    Bond     Bond   Securities  Growth    Equity      LT
                                                                 Variable Variable Variable  Variable  Variable  Variable  Variablee
                                                                 Account   Account Account   Account    Account  Account    Account
                                                                 -------   ------- -------   -------    -------  -------    -------
ASSETS
Investments:

   Money Market Portfolio (2,731 shares; cost $27,433) ........  $ 27,430
   High Yield Bond Portfolio (2,609 shares; cost $25,201) .....            $ 25,937
   Managed Bond Portfolio (6,420 shares; cost $67,913) ........                     $ 69,000
   Government Securities Portfolio (754 shares; cost $7,723) ..                              $ 7,830
   Growth Portfolio (5,590 shares; cost $98,748) ..............                                       $ 119,910
   Aggressive Equity Portfolio (309 shares; cost $3,264) ......                                                  $ 3,331
   Growth LT Portfolio (5,399 shares; cost $79,297) ...........                                                            $ 89,067
   Equity Income Portfolio (4,199 shares; cost $71,762) .......

Receivables:
   Due from Pacific Mutual Life Insurance Company .............        94        55       46      51        130
   Fund shares redeemed .......................................                                                        3         20
                                                                 --------  -------- -------- -------  ---------  -------   --------
TOTAL ASSETS ..................................................    27,524    25,992   69,046   7,881    120,040    3,334     89,087
                                                                 --------  -------- -------- -------  ---------  -------   --------

LIABILITIES
Payables:
   Due to Pacific Mutual Life Insurance Company ...............                                                        3         20
   Fund shares purchased ......................................        99        55       46      51        130
                                                                 --------  -------- -------- -------  ---------  -------   --------
TOTAL LIABILITIES .............................................        99        55       46      51        130        3         20
                                                                 --------  -------- -------- -------  ---------  -------   --------

NET ASSETS ....................................................  $ 27,425  $ 25,937 $ 69,000 $ 7,830  $ 119,910  $ 3,331   $ 89,067
                                                                 ========  ======== ======== =======  =========  =======   ========

                                                                          Equity
                                                                          Income
                                                                         Variable
                                                                         Account
                                                                         -------
ASSETS

Investments:
   Money Market Portfolio (2,731 shares; cost $27,433) ........
   High Yield Bond Portfolio (2,609 shares; cost $25,201) .....
   Managed Bond Portfolio (6,420 shares; cost $67,913) ........
   Government Securities Portfolio (754 shares; cost $7,723) ..
   Growth Portfolio (5,590 shares; cost $98,748) ..............
   Aggressive Equity Portfolio (309 shares; cost $3,264) ......
   Growth LT Portfolio (5,399 shares; cost $79,297) ...........
   Equity Income Portfolio (4,199 shares; cost $71,762) .......         $ 85,860

Receivables:
   Due from Pacific Mutual Life Insurance Company .............               57
   Fund shares redeemed .......................................
                                                                        --------
TOTAL ASSETS ..................................................           85,917
                                                                        --------
LIABILITIES
Payables:
   Due to Pacific Mutual Life Insurance Company ...............
   Fund shares purchased ......................................               57
                                                                        --------
TOTAL LIABILITIES .............................................               57
                                                                        --------

NET ASSETS ....................................................         $ 85,860
                                                                        ========

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS & LIABILITIES (Continued)
December 31, 1996
(In thousands)

                                                                        Multi-    Equity   Inter-   Emerging
                                                                       Strategy   Index   national   Markets
                                                                       Variable  Variable Variable  Variable  Variable    Variable
                                                                       Account   Account  Account    Account  Account I  Account II
                                                                       -------   -------  -------    -------  ---------  -----------
ASSETS

Investments:

   Multi-Strategy Portfolio (5,365 shares; cost $71,200) ............ $ 79,132
   Equity Index Portfolio (6,132 shares; cost $99,779) ..............           $ 125,197
   International Portfolio (6,328 shares; cost $83,435) .............                      $ 97,439
   Emerging Markets Portfolio (339 shares; cost $3,318) .............                                $ 3,279
   Edinburgh Overseas Equity Portfolio (8 shares; cost $77) .........                                         $     77
   Turner Core Growth Portfolio (14 shares; cost $177) ..............                                                   $    167
   Frontier Capital Appreciation Portfolio (42 shares; cost $527) ...
   Enhanced U.S. Equity Portfolio (34 shares; cost $416) ............

Receivables:
   Due from Pacific Mutual Life Insurance Company ...................       64         45        95       19
   Dividends ........................................................                                                          6
                                                                      --------  ---------  --------  -------  --------  --------
TOTAL ASSETS ........................................................   79,196    125,242    97,534    3,298        77       173
                                                                      --------  ---------  --------  -------  --------  --------
LIABILITIES
 Payables:
   Fund shares purchased ............................................       64         45        95       19
                                                                      --------  ---------  --------  -------  --------  --------
TOTAL LIABILITIES ...................................................       64         45        95       19
                                                                      --------  ---------  --------  -------  --------  --------

NET ASSETS .......................................................... $ 79,132   $ 125,197  $ 97,439  $ 3,279  $     77  $    173
                                                                      =========  =========  ========  =======  ========  ========


                                                                                Variable         Variable
                                                                              Account III       Account IV
                                                                              -----------       ----------
ASSETS

Investments:

   Multi-Strategy Portfolio (5,365 shares; cost $71,200) ............
   Equity Index Portfolio (6,132 shares; cost $99,779) ..............
   International Portfolio (6,328 shares; cost $83,435) .............
   Emerging Markets Portfolio (339 shares; cost $3,318) .............
   Edinburgh Overseas Equity Portfolio (8 shares; cost $77) .........
   Turner Core Growth Portfolio (14 shares; cost $177) ..............
   Frontier Capital Appreciation Portfolio (42 shares; cost $527) ...         $       522
   Enhanced U.S. Equity Portfolio (34 shares; cost $416) ............                           $      397

Receivables:
   Due from Pacific Mutual Life Insurance Company
   Dividends ........................................................                  21               18
                                                                              -----------       ----------
TOTAL ASSETS ........................................................                 543              415
                                                                              -----------       ----------
LIABILITIES
 Payables:
   Fund shares purchased ............................................
                                                                              -----------       ----------
TOTAL LIABILITIES ...................................................
                                                                              -----------       ----------

NET ASSETS ..........................................................         $       543       $      415
                                                                              ===========       ==========

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                                                     High
                                                                          Money     Yield     Managed  Government
                                                                          Market     Bond      Bond    Securities
                                                                         Variable  Variable  Variable   Variable
                                                                         Account   Account    Account   Account
                                                                         -------   -------    -------   -------
INVESTMENT INCOME
   Dividends...........................................................  $ 1,359   $ 1,753    $ 4,145   $   490
                                                                         -------   -------    -------   -------
NET INVESTMENT INCOME..................................................    1,359     1,753      4,145       490
                                                                         -------   -------    -------   -------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

   Net realized gain (loss) from security transactions.................       13       300       (203)       62
   Net unrealized appreciation (depreciation) on investments...........       58       144       (914)     (316)
                                                                         -------   -------    -------   -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS......................................................       71       444     (1,117)     (254)
                                                                         -------   -------    -------   -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...........................................  $ 1,430   $ 2,197    $ 3,028   $   236
                                                                         =======   =======    =======   =======
                                                                                   Aggressive   Growth    Equity
                                                                          Growth     Equity       LT      Income
                                                                         Variable   Variable   Variable  Variable
                                                                         Account  Account (1)  Account    Account
                                                                         -------  -----------  -------    -------
INVESTMENT INCOME
   Dividends...........................................................  $ 6,582  $         2  $   608    $ 3,386
                                                                         -------  -----------  -------    -------
NET INVESTMENT INCOME..................................................    6,582            2      608      3,386
                                                                         -------  -----------  -------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

   Net realized gain (loss) from security transactions.................    2,826         (958)   4,372        667
   Net unrealized appreciation (depreciation) on investments...........   12,466           67    5,509      8,024
                                                                         -------  -----------  -------    -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS......................................................   15,292         (891)   9,881      8,691
                                                                         -------  -----------  -------    -------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...........................................  $21,874  $      (889) $10,489    $12,077
                                                                         =======  ===========  =======    =======

See Notes to Financial Statements.

(1) Operations commenced during 1996 (See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                                 Multi-     Equity     Inter-   Emerging
                                                                Strategy     Index    national  Markets
                                                                Variable    Variable  Variable  Variable
                                                                Account     Account   Account   Account (1)
                                                                -------     -------   -------   -----------
INVESTMENT INCOME
   Dividends..................................................  $  4,627    $  3,825  $  1,980
                                                                --------    --------  --------  --------
NET INVESTMENT INCOME.........................................     4,627       3,825     1,980
                                                                --------    --------  --------  --------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain (loss) from security transactions........       356       1,223       564  $     (3)
   Net unrealized appreciation (depreciation) on investments..     2,459      14,294    12,594       (39)
                                                                --------    --------  --------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS.............................................     2,815      15,517    13,158       (42)
                                                                --------    --------  --------  --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..................................  $  7,442    $ 19,342  $ 15,138  $    (42)
                                                                ========    ========  ========  ========
                                                                 Variable       Variable         Variable        Variable
                                                                Account I (1) Account II (1)  Account III (1)  Account IV (1)
                                                                ------------- --------------  ---------------  --------------
INVESTMENT INCOME
   Dividends..................................................                   $      6         $     21        $     18
                                                                  --------       --------         --------        --------
NET INVESTMENT INCOME.........................................                          6               21              18
                                                                  --------       --------         --------        --------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain (loss) from security transactions........                                           1
   Net unrealized appreciation (depreciation) on investments..                        (10)              (6)            (19)
                                                                  --------       --------         --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS.............................................                        (10)              (5)            (19)
                                                                  --------       --------         --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..................................    $      0       $     (4)        $     16        $     (1)
                                                                  ========       ========         ========        ========

See Notes to Financial Statements.

(1) Operations commenced during 1996 (See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)


                                                                          High
                                                               Money      Yield   Managed   Government
                                                               Market     Bond      Bond    Securities
                                                              Variable  Variable  Variable   Variable
                                                              Account    Account  Account    Account
                                                              -------    -------  -------    -------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income .................................... $  1,359  $  1,753  $  4,145   $   490
   Net realized gain (loss) from security transactions ......       13       300      (203)       62
   Net unrealized appreciation (depreciation) on
    investments .............................................       58       144      (914)     (316)
                                                              --------  --------  --------   --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................................    1,430     2,197     3,028        236
                                                              --------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
   POLICY TRANSACTIONS
   Transfer of net premiums .................................   59,965     6,552    21,068      2,042
   Transfers--policy charges and deductions .................   (3,056)   (1,528)   (2,686)      (580)
   Transfers in (from other variable accounts) ..............   64,487    12,323     8,787      2,504
   Transfers out (to other variable accounts) ............... (115,717)   (7,278)   (8,044)    (2,257)
   Transfers--other .........................................   (2,862)     (920)     (843)      (379)
                                                              --------  --------  --------   --------
NET INCREASE IN NET ASSETS
   DERIVED FROM POLICY TRANSACTIONS .........................    2,817     9,149    18,282      1,330
                                                              --------  --------  --------   --------
NET INCREASE IN NET ASSETS ..................................    4,247    11,346    21,310      1,566

NET ASSETS
   Beginning of year ........................................   23,178    14,591    47,690      6,264
                                                              --------  --------  --------   --------
   End of year .............................................. $ 27,425  $ 25,937  $ 69,000   $  7,830
                                                              ========  ========  ========   ========


                                                                          Aggressive   Growth    Equity
                                                                Growth      Equity       LT      Income
                                                               Variable    Variable   Variable   Variable
                                                                Account  Account (1)   Account   Account
                                                                -------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income .................................... $  6,582  $      2  $    608   $  3,386
   Net realized gain (loss) from security transactions ......    2,826      (958)    4,372        667
   Net unrealized appreciation (depreciation) on
    investments .............................................   12,466        67     5,509      8,024
                                                              --------  --------  --------   --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................................    21,874      (889)   10,489     12,077
                                                               --------  --------  --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
   POLICY TRANSACTIONS
   Transfer of net premiums .................................   29,298       911    24,407     21,368
   Transfers--policy charges and deductions .................   (7,697)     (146)   (5,343)    (4,205)
   Transfers in (from other variable accounts) ..............   54,635    11,133    48,532     18,530
   Transfers out (to other variable accounts) ...............  (62,175)   (7,395)  (39,922)    (8,965)
   Transfers--other .........................................   (3,544)     (283)   (2,855)    (2,661)
                                                              --------  --------  --------   --------
NET INCREASE IN NET ASSETS
   DERIVED FROM POLICY TRANSACTIONS .........................   10,517     4,220    24,819     24,067
                                                              --------  --------  --------   --------

NET INCREASE IN NET ASSETS ..................................   32,391     3,331    35,308     36,144

NET ASSETS
   Beginning of year ........................................   87,519              53,759     49,716
                                                              --------  --------  --------   --------
   End of year .............................................. $119,910  $  3,331  $ 89,067   $ 85,860
                                                              ========  ========  ========   ========


See Notes to Financial Statements.

(1) Operations commenced during 1996 (See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                              Multi-     Equity     Inter-     Emerging
                                                             Strategy     Index    national    Markets
                                                             Variable   Variable   Variable    Variable
                                                             Account     Account   Account   Account (1)
                                                             -------     -------   -------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income ..................................  $ 4,627     $ 3,825   $ 1,980
   Net realized gain (loss) from security transactions ....      356       1,223       564   $        (3)
   Net unrealized appreciation (depreciation) on
    investments ...........................................    2,459      14,294    12,594           (39)
                                                             -------     -------   -------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................    7,442      19,342    15,138           (42)
                                                             -------     -------   -------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
   POLICY TRANSACTIONS
   Transfer of net premiums ...............................   22,669      31,284    26,068           549
   Transfers--policy charges and deductions ...............   (3,698)     (5,239)   (5,477)          (77)
   Transfers in (from other variable accounts) ............    5,320      30,324    25,962         3,170
   Transfers out (to other variable accounts) .............   (4,577)    (11,107)  (18,655)         (299)
   Transfers--other .......................................   (2,330)     (2,082)   (2,024)          (22)
                                                             -------     -------   -------   -----------
NET INCREASE IN NET ASSETS
   DERIVED FROM POLICY TRANSACTIONS .......................   17,384      43,180    25,874         3,321
                                                             -------     -------   -------   -----------

NET INCREASE IN NET ASSETS ................................   24,826      62,522    41,012         3,279

NET ASSETS
   Beginning of year ......................................   54,306      62,675    56,427
                                                             -------    --------   -------   -----------
   End of year ............................................  $79,132    $125,197   $97,439   $     3,279
                                                             =======    ========   =======   ===========

                                                                Variable        Variable           Variable          Variable
                                                              Account I (1)  Account II (1)    Account III (1)    Account IV (1)
                                                              -------------  --------------    ---------------    --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income .................................                     $      6          $     21           $      18
   Net realized gain (loss) from security transactions ...                                             1
   Net unrealized appreciation (depreciation) on
    investments ..........................................                          (10)               (6)                (19)
                                                              --------         --------          ---------          ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............................                           (4)                16                 (1)
                                                              --------         --------          ---------          ---------
INCREASE (DECREASE) IN NET ASSETS FROM
   POLICY TRANSACTIONS
   Transfer of net premiums ..............................                                               7
   Transfers--policy charges and deductions ..............    $     (1)              (1)                (5)                (2)
   Transfers in (from other variable accounts) ...........          78              178                539                418
   Transfers out (to other variable accounts) ............
   Transfers--other ......................................                                             (14)
                                                              --------         --------          ---------          ---------
NET INCREASE IN NET ASSETS
   DERIVED FROM POLICY TRANSACTIONS ......................          77              177                527                416
                                                              --------         --------          ---------          ---------

NET INCREASE IN NET ASSETS ...............................          77              173                543                415
                                                              ========         ========          =========          =========
NET ASSETS
   Beginning of year .....................................
                                                              --------         --------          ---------          ---------
   End of year ...........................................    $     77         $    173          $     543          $     415
                                                              ========         ========          =========          =========

See Notes to Financial Statements.

(1) Operations commenced during 1996 (See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
(In thousands)

                                                                           High
                                                                Money     Yield     Managed   Government
                                                                Market     Bond       Bond    Securities   Growth
                                                               Variable  Variable   Variable   Variable   Variable
                                                               Account   Account    Account    Account    Account
                                                               -------   -------    -------    -------    -------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income....................................  $  1,418   $   944    $ 2,208    $   294    $   656
   Net realized gain (loss) from security transactions......        31       (92)      (141)       (41)    (1,046)
   Net unrealized appreciation on investments...............        65     1,042      4,063        624     16,423
                                                              --------   -------    -------    -------    -------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS................................     1,514     1,894      6,130        877     16,033
                                                              --------   -------    -------    -------    -------

INCREASE (DECREASE) IN NET ASSETS FROM
   POLICY TRANSACTIONS
   Transfer of net premiums.................................    72,942     5,029      7,113      1,962     25,318
   Transfers--policy charges and deductions *...............    (3,157)   (1,065)    (1,983)      (490)    (6,369)
   Transfers in (from other variable accounts)..............    29,120     7,781     15,186      2,845     30,352
   Transfers out (to other variable accounts)...............  (110,816)   (6,185)    (2,813)    (2,390)    22,297)
   Transfers--other *.......................................    (1,021)     (242)      (508)      (449)    (2,935)
                                                              --------   -------    -------    -------    -------
NET INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM POLICY TRANSACTIONS.........................   (12,932)    5,318     16,995      1,478     24,069
                                                              --------   -------    -------    -------    -------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (11,418)    7,212     23,125      2,355     40,102

NET ASSETS
   Beginning of year........................................    34,596     7,379     24,565      3,909     47,417
                                                              --------   -------    -------    -------    -------
   End of year..............................................  $ 23,178   $14,591    $47,690    $ 6,264    $87,519
                                                              ========   =======    =======    =======    =======

* Prior year amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1995
(In thousands)

                                                                       Growth    Equity    Multi-    Equity    Inter-
                                                                         LT      Income   Strategy   Index    national
                                                                      Variable  Variable  Variable  Variable  Variable
                                                                      Account   Account   Account   Account   Account
                                                                      -------   -------   -------   -------   -------
INCREASE IN NET ASSETS
   FROM OPERATIONS
   Net investment income..........................................    $ 3,592   $   577   $ 1,401   $ 1,015   $ 1,070
   Net realized gain from security transactions...................      1,225       785        71     2,069       574
   Net unrealized appreciation on investments.....................      3,892     7,737     7,406    10,698     2,646
                                                                      -------   -------   -------   -------   -------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS......................................      8,709     9,099     8,878    13,782     4,290
                                                                      -------   -------   -------   -------   -------

INCREASE (DECREASE) IN NET ASSETS FROM
   POLICY TRANSACTIONS
   Transfer of net premiums.......................................     12,930    13,169    14,278    11,713    16,778
   Transfers--policy charges and deductions *.....................     (2,765)   (2,773)   (2,760)   (2,873)   (3,967)
   Transfers in (from other variable accounts)....................     32,699    16,222     5,601    17,636    25,476
   Transfers out (to other variable accounts).....................     (8,074)   (4,940)   (2,670)   (6,615)  (16,093)
   Transfers--other *.............................................     (1,148)   (1,283)   (1,192)   (1,361)   (1,211)
                                                                      -------   -------   -------   -------   -------
NET INCREASE IN NET ASSETS
   DERIVED FROM POLICY TRANSACTIONS...............................     33,642    20,395    13,257    18,500    20,983
                                                                      -------   -------   -------   -------   -------

NET INCREASE IN NET ASSETS........................................     42,351    29,494    22,135    32,282    25,273

NET ASSETS
   Beginning of year..............................................     11,408    20,222    32,171    30,393    31,154
                                                                      -------   -------   -------   -------   -------
   End of year....................................................    $53,759   $49,716   $54,306   $62,675   $56,427
                                                                      =======   =======   =======   =======   =======

* Prior year amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT

1. SIGNIFICANT ACCOUNTING POLICIES

       The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and during 1996 was comprised of sixteen subaccounts called Variable
Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Index Variable Account, the International Variable Account, the Emerging Markets Variable Account, and the Variable Accounts I through IV. The assets in each of the first twelve Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts are invested in shares of corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies. The financial statements of the Funds, including the portfolios of investments, are either included elsewhere in the report or provided separately and should be read in conjunction with Separate Account's financial statements.

       The separate account has organized and registered with the Securities and Exchange Commission six new variable accounts, the Aggressive Equity Variable Account, the Emerging Markets Variable Account, Variable Account I, Variable Account II, Variable Account III, and Variable Account IV. The Aggressive Equity Portfolio and the Emerging Markets Portfolio commenced operations on April 8, 1996, Variable Account I and Variable Account III commenced operations on October 11, 1996, Variable Account II commenced operations on October 17, 1996, and Variable IV commenced operations on November 18, 1996.

       The Separate Account was established by Pacific Mutual Life Insurance Company ("Pacific Mutual") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Mutual. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Mutual, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Mutual.

       The Separate Account held by Pacific Mutual represents funds from individual flexible premium variable life policies. The assets of these accounts are carried at market value.

       The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     A. Valuation of Investments

       Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

     B. Security Transactions

       Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

     C. Federal Income Taxes

       The operations of the Separate Account will be reported on the Federal income tax return of Pacific Mutual, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Mutual with respect to the operations of the Separate Account.

2. DIVIDENDS

       During 1996, the Funds have declared dividends for each portfolio except for the Emerging Markets Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT

3. CHARGES AND EXPENSES

       With respect to variable life insurance policies funded by the Separate Account, Pacific Mutual makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Mutual also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Mutual assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Mutual.

4. RELATED PARTY AGREEMENT

       Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Mutual, is the principal underwriter of variable life insurance policies funded by interests in the Separate Account, and is compensated by Pacific Mutual.

5. SELECTED ACCUMULATION UNIT** INFORMATION

       Selected accumulation unit information for the year ended December 31, 1996 were as follows:


                                             High
                                 Money       Yield      Managed     Government                  Aggressive     Growth       Equity
                                 Market      Bond        Bond       Securities     Growth        Equity         Lt          Income
                                 Variable   Variable    Variable     Variable     Variable      Variable      Variable     Variable
                                 Account    Account     Account      Account      Account       Account       Account      Account
                                 -------    -------     -------      -------      -------       -------       -------      -------
ACCUMULATION UNIT
    VALUE:

    Beginning                    $ 14.52    $ 21.74     $ 19.86      $ 19.28      $ 23.89       $ 10.00       $ 15.49      $ 23.72
                                 =======    =======     =======      =======      =======       =======       =======      =======
    Ending                       $ 15.26    $ 24.20     $ 20.70      $ 19.85      $ 29.53       $ 10.86       $ 18.25      $ 28.32
                                 =======    =======     =======      =======      =======       =======       =======      =======
Number of Units Outstanding
  at End of Year               1,797,662  1,071,818   3,332,577      394,531    4,060,628       306,793     4,879,333    3,031,251

                                  Multi-     Equity      Inter-    Emerging
                                 Strategy    Index      National   Markets
                                 Variable   Variable    Variable   Variable    Variable      Variable      Variable       Variable
                                 Account    Account     Account    Account     Account I    Account II   Account III     Account IV
                                 -------    -------     -------    -------     ---------    ----------   -----------     ----------
ACCUMULATION UNIT
    VALUE:

    Beginning                    $ 21.60    $ 20.21     $ 15.55    $ 10.00       $ 10.00       $ 10.00       $ 10.00        $ 10.00
                                 =======    =======     =======    =======       =======       =======       =======        =======
    Ending                       $ 24.31    $ 24.73     $ 18.96    $  9.82       $ 10.08       $ 10.18       $ 10.46        $  9.97
                                 =======    =======     =======    =======       =======       =======       =======        =======
Number of Units Outstanding
  at End of Year               3,255,044  5,062,679   5,140,103    333,810         7,649        17,011        51,927         41,571



---------
** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

6. POLICY OWNERS' COST OF INVESTMENT IN THE FUNDS SHARES

       The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). Total cost and market value of total Policy Owners' investments in the Funds as of December 31, 1996 were as follows (amounts in thousands):


                                                       Money  High Yield  Managed  Government          Aggressive   Growth   Equity
                                                      Market     Bond      Bond    Securities  Growth    Equity       LT     Income
                                                     Variable  Variable  Variable   Variable  Variable  Variable   Variable Variable
                                                      Account   Account   Account    Account  Account  Account (1)  Account  Account
                                                      -------   -------   -------    -------  -------  -----------  -------  -------
Total cost of investments at beginning of year        $23,106  $13,881   $45,342     $5,877   $78,927               $49,540  $43,643
Add:  Total proceeds from sales of units               79,532   13,771    23,511      2,711    36,760    $11,359     41,766   28,447
      Reinvested distributions from the Funds:
        (a)  Net investment income                      1,359    1,593     3,180        352       455          2        608      841
        (b)  Net realized gain                                     160       965        138     6,127                          2,545
                                                      -------  -------   -------     ------   -------    -------    -------   ------
                  Sub-Total                           103,997   29,405    72,998      9,078   122,269     11,361     91,914   75,476
Less:  Cost of investments disposed during the year    76,564    4,204     5,085      1,355    23,521      8,097     12,617    3,714
                                                      -------  -------   -------     ------   -------    -------    -------   ------
Total cost of investments at end of year               27,433   25,201    67,913      7,723    98,748      3,264     79,297   71,762
Add:  Unrealized appreciation (depreciation)              (3)      736     1,087        107    21,162         67      9,770   14,098
                                                      -------  -------   -------     ------   -------    -------    -------   ------
Total market value of investments at end of year      $27,430  $25,937   $69,000     $7,830  $119,910     $3,331    $89,067  $85,860
                                                      =======  =======   =======     ======  ========     ======    =======  =======


                                                       Multi-     Equity    Inter-    Emerging
                                                      Strategy     Index   national    Markets
                                                      Variable   Variable  Variable   Variable
                                                       Account    Account   Account  Account (1)
                                                       -------    -------   -------  -----------
Total cost of investments at beginning of year        $48,796    $51,564   $54,916
Add:  Total proceeds from sales of units               21,499     46,889    31,432     $3,410
      Reinvested distributions from the Funds:
        (a)  Net investment income                      1,796      1,856     1,980
        (b)  Net realized gain                          2,831      1,969
                                                      -------    -------   -------     ------
                  Sub-Total                            74,922    102,278    88,328      3,410
Less:  Cost of investments disposed during the year     3,722      2,499     4,893         92
                                                      -------    -------   -------     ------
Total cost of investments at end of year               71,200     99,779    83,435      3,318
Add:  Unrealized appreciation (depreciation)            7,932     25,418    14,004        (39)
                                                      -------    -------   -------     ------
Total market value of investments at end of year      $79,132   $125,197   $97,439     $3,279
                                                      =======   ========   =======     ======

                                                          Variable       Variable        Variable         Variable
                                                       Account I (1)  Account II (1)  Account III (1)  Account IV (1)
                                                       -------------  --------------  ---------------  --------------
Total cost of investments at beginning of year
Add:  Total proceeds from sales of units                $       78      $     172        $     522        $     399
      Reinvested distributions from the Funds:
        (a)  Net investment income                                              1                                 4
        (b)  Net realized gain                                                  5               21               14
                                                        ----------      ---------        ---------        ---------
                  Sub-Total                                     78            178              543              417
Less:  Cost of investments disposed during the year              1              1               16                1
                                                        ----------      ---------        ---------        ---------
Total cost of investments at end of year                        77            177              527              416
Add:  Unrealized appreciation (depreciation)                                  (10)              (5)             (19)
                                                        ----------      ---------        ---------        ---------
Total market value of investments at end of year        $       77      $     167        $     522        $     397
                                                        ==========      =========        =========        =========

(1) Operations commenced during 1996 (See Note 1 to Financial Statements).